Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 4 – Property and Equipment

Property and equipment are as follows:

	As of
	September 30, 2014	December 31, 2013
Computer software	$369,453	$114,876
Computer hardware	492,852	36,240
Furniture and fixtures	277,679	28,458
Leasehold improvements	341,104	14,755
	1,481,088	194,329
Less – Accumulated depreciation	(182,194)	(4,717)
Total property and equipment, net	$1,298,894	$189,612

Total depreciation and amortization expense of the Company’s property and equipment was $142,093 and $833 for the three months ended September 30, 2014 and 2013, and $196,898 and $880, for the nine months ended September 30, 2014 and 2013, respectively, reflected within general and administrative expense.

Note 5 – Property and Equipment

Property and equipment are as follows:

	As of December 31,
	2013	2012
Computer software	$114,876	-
Computer hardware	28,779	-
Furniture and fixtures	35,919	-
Leasehold improvements	14,755	-
	194,329	-
Less – Accumulated depreciation	(4,717)	-
Total property and equipment, net	$189,612	-

Total depreciation and amortization expense of the Company’s property and equipment was $4,717, $0 and $4,717, for the year ended December 31, 2013, for the period October 30, 2012 (inception) through December 31, 2012 and for the period October 30, 2012 (inception) through December 31, 2013, respectively. For the year ended December 31, 2013, for the period October 30, 2012 (inception) through December 31, 2012 and for the period October 30, 2012 (inception) through December 31, 2013, depreciation and amortization charged to general and administrative expenses was $3,102, $0 and $3,102 and charged to research and development expense was $1,615, $0 and $1,615, respectively.